32. Non current assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Non Current Assets Held For Sale And Discontinued Operations Tables Abstract
Non current assets held for sale and discontinued operations
Composition:	2018	2017
Net assets - Via Varejo (see note 32.2)	24,413	22,753
Property/lands held for sale CBD	30	22
Total	24,443	22,775

Statement of operations, balance sheet and cash flow statement of Cdiscount before the eliminations

Balance sheet:

10.31.2016
Assets
Current
Cash and cash equivalents	621
Trade receivables, net	365
Inventories, net	900
Other current assets	129
Total current assets	2,015

Noncurrent
Deferred income tax and social contribution	38
Related parties	520
Other noncurrent assets	14
Property and equipment, net	46
Intangible assets, net	423
Total noncurrent assets	1,041
Total assets	3,056

Liabilities
Current
Trade payable, net	1,319
Related parties	1,300
Other current liabilities	363
Total current liabilities	2,982
Noncurrent
Provision for contingencies	52
Other noncurrent liabilities	17
Total noncurrent liabilities	69
Shareholders’ equity	5
Total liabilities and shareholders’ equity	3,056

Statement of operations	10.31.2016

Net operating revenue	5,509
Cost of sales	(4,973)
Gross profit	536
Operating income (expenses)
Selling, general and administrative expenses	(527)
Depreciation and amortization	(63)
Other operating expenses, net	(69)
(659)
Loss from operations before financial expenses	(123)

Financial expenses, net	(9)

Loss before income tax and social contribution	(132)

Income tax and social contribution	(24)

Net loss from discontinued operations	(156)
Attributed to:
Controlling shareholders	(48)
Non-controlling shareholders	(108)

Statements of cash flow	10.31.2016

Cash flow used in operating activities	(998)
Cash flow provided by (used in) investing activities	54
Cash flow from financing activities	950
Exchange rate in cash and cash equivalent	(24)
Net decrease in cash and cash equivalents	(18)

Statement of operations, balance sheet and cash flow statement of Via Varejo before the eliminations

Balance sheet (*):

	2018	2017
		Restated
Assets
Current
Cash and cash equivalents	3,711	3,559
Trade receivables, net (i)	3,768	3,750
Inventories, net	4,773	4,379
Recoverable taxes	1,060	219
Other current assets	100	168
Total current assets	13,412	12,075

Noncurrent
Trade receivables, net	217	201
Recoverable taxes	2,519	2,725
Other accounts receivable, net	984	962
Deferred income tax and social contribution	445	415
Related parties	322	539
Investment properties	108	81
Property and equipment, net	1,925	1,711
Intangible assets, net	4,625	4,287
Total noncurrent assets	11,145	10,921
Total assets	24,557	22,996

Balance sheet (*):

Liabilities	2018	2017
Current		Restated
Trade payable, net	8,652	7,726
Structured payable program	421	437
Borrowings and financing (i)	3,378	3,802
Related parties	187	139
Other current liabilities (ii)	2,248	2,176
Total current liabilities	14,886	14,280

Noncurrent
Borrowings and financing (i)	1,020	397
Deferred income tax and social contribution	840	840
Other noncurrent liabilities (ii)	2,713	2,380
Total noncurrent liabilities	4,573	3,617
Shareholders’ equity	5,098	5,099
Total liabilities and shareholders’ equity	24,557	22,996

(*) Before intercompany eliminations with GPA of R$144 of assets and R$47 of liabilities

(i) Includes sales to be paid in installments by our customers through CDCI, whose value on December 31, 2018 is R$ 2,297 in assets (R$ 2,382 at December 31, 2017) and R$ 3,400 in liabilities (R$ 3,466 on December 31, 2017).

(ii) Includes balance of R$2,006 on December 31, 2018 (R$1,374 on December 31, 2017) of deferred revenue related to the advance payment received from Zurich Seguros (extended warranty and insurance) and from Bradesco (cards transactions and banking correspondent).

Statement of operations (*)	2018	2017	2016
		Restated	Restated

Net operating revenue	26,928	25,690	23,215
Cost of sales	(18,963)	(17,343)	(16,201)
Gross profit	7,965	8,347	7,014
Operating income (expenses)
Selling, general and administrative expenses	(6,768)	(6,810)	(6,106)
Depreciation and amortization	-	-	(207)
Other operating expenses, net	(550)	(218)	(389)
	(7.318)	(7,028)	(6,702)
Profit from operations before financial expenses and share of profit of associates	647	1,319	312
Financial expenses, net	(743)	(770)	(1,075)
Share of profit of associates	40	20	16
Income (loss) before income tax and social contribution	(56)	569	(747)
Income tax and social contribution	34	(164)	(29)

Net income for the year	(22)	405	(776)
Attributed to:
Controlling shareholders	(9)	175	(282)
Non-controlling shareholders	(13)	230	(494)

(*) Via Varejo began to consolidate Cnova Brasil on October 31, 2016, as such the net loss of 2016 above is the sum of the results of Via Varejo and Cnova Brasil with the eliminations from January 1st, 2016. Before eliminations of amounts of related parties with the Company.

Description	2018	2017	2016
Net operating revenue	(43)	(36)	(22)
Cost of sales	(9)	(8)	(7)
Selling costs	1	-	1
General and administrative expenses	3	(1)	-
Financial expenses, net	17	21	5
Income tax and social contribution	8	6	6
Total	(23)	(18)	(17)

Summarized Cash flow statement	2018	2017	2016
Cash flow provided by (used in) operating activities	841	70	(2,636)
Net cash used in investing activities	(590)	(333)	(237)
Net cash provided by (used in) financing activities	(99)	(208)	226
Cash variation for the year	152	(471)	(2,647)